Finance debt - Schedule of supplier finance arrangements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Carrying amount at beginning	€ 2,568	€ 985
Cash flows	(2,249)	(844)
Non-monetary increases	1,442	2,239
Currency translation differences	(174)	94
Other non-monetary changes	(2)	94
Carrying amount at end	1,585	2,568
Long-term SFAs
Disclosure of detailed information about borrowings [line items]
Carrying amount at beginning	26	92
Non-monetary increases	12	451
Currency translation differences		2
Other non-monetary changes	(18)	(519)
Carrying amount at end	20	26
Current portion of long-term debt
Disclosure of detailed information about borrowings [line items]
Carrying amount at beginning	2,542	893
Cash flows	(2,249)	(844)
Non-monetary increases	1,430	1,788
Currency translation differences	(174)	92
Other non-monetary changes	16	613
Carrying amount at end	€ 1,565	€ 2,542